Minimum Rental Commitments For All Non-Cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Line Items]
2013	$ 140
2014	90
2015	70
2016	46
2017	42
Total	$ 388